Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.0%
Penn Series Flexibly Managed Fund*	86,833	$7,482,367
Penn Series Index 500 Fund*	147,655	5,516,408
Penn Series Large Cap Growth Fund*	52,573	1,821,134
Penn Series Large Cap Value Fund*	118,506	4,671,511
Penn Series Large Core Value Fund*	175,154	4,657,336
Penn Series Mid Core Value Fund*	90,109	2,832,126
Penn Series Real Estate Securities Fund*	56,371	1,825,843
Penn Series Small Cap Index Fund*	27,964	943,776
Penn Series SMID Cap Value Fund*	26,317	953,738
TOTAL AFFILIATED EQUITY FUNDS (Cost $21,251,162)		30,704,239

AFFILIATED FIXED INCOME FUNDS — 56.5%
Penn Series High Yield Bond Fund*	284,468	4,761,986
Penn Series Limited Maturity Bond Fund*	1,636,674	21,980,537
Penn Series Quality Bond Fund*	1,592,127	27,464,188
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $48,665,983)		54,206,711

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.5%
Penn Series Developed International Index Fund*	160,274	2,740,685
Penn Series Emerging Markets Equity Fund*	133,660	1,871,243
Penn Series International Equity Fund*	105,970	4,466,650
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,834,524)		9,078,578

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $773,722)	773,722	773,722
TOTAL INVESTMENTS — 98.8% (Cost $77,525,391)		$94,763,250
Other Assets & Liabilities — 1.2%		1,106,079
TOTAL NET ASSETS — 100.0%		$95,869,329

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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